Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Operating revenues	$ 156,080	$ 117,205	$ 285,917	$ 257,107
Operating revenues – Unigas Pool	11,856	12,430	22,637	23,934
Total operating revenues	167,936	129,635	308,554	281,041
Expenses
Brokerage commission	1,959	1,536	3,773	3,451
Voyage expenses	28,298	15,213	47,696	35,874
Vessel operating expenses	47,105	47,373	92,919	94,386
Depreciation and amortization	31,465	34,827	63,398	69,013
General and administrative costs	11,277	10,264	21,528	18,388
Profit from sale of vessels	(15,256)	(12,617)	(27,320)	(12,617)
Total net operating expenses	104,848	96,596	201,994	208,495
Operating income	63,088	33,039	106,560	72,546
Realized loss on non-designated derivatives instruments	(374)	(2)	(374)	(1,228)
Unrealized (loss)/gain on non-designated derivative instruments	2,358	(1,349)	3,951	(2,385)
Interest expense	(13,348)	(15,063)	(25,463)	(27,755)
Interest income	2,209	1,717	3,337	2,838
Write off of deferred financing costs	(100)	(257)	(100)	(257)
Unrealized foreign exchange gain/(loss)	(1,980)	845	(2,571)	(146)
Other income	0	0	1,337	4,801
Income before taxes and share of result of equity method investments	51,853	18,930	86,677	48,414
Income taxes	(2,003)	(1,495)	(3,039)	(1,351)
Share of result of equity method investments	7,125	4,805	9,721	3,901
Net income	56,975	22,240	93,359	50,964
Net income attributable to non-controlling interest	(3,990)	(787)	(4,913)	(2,474)
Net income attributable to stockholders of Navigator Holdings Ltd.	$ 52,985	$ 21,453	$ 88,446	$ 48,490
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic (in dollars per share)	$ 0.86	$ 0.31	$ 1.40	$ 0.70
Diluted (in dollars per share)	$ 0.85	$ 0.31	$ 1.38	$ 0.69
Weighted average number of shares outstanding in the period:
Basic (in shares)	61,617,038	68,808,277	63,271,759	69,097,844
Diluted (in shares)	62,368,661	69,502,347	64,003,533	69,810,951